Liability under insurance contracts - Summary of result liability adequacy test (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
The result of liability adequacy test [Line Items]
Provisions for test	₩ 85,203	₩ 53,454	₩ 21,453
LAT base	89,326	56,159	17,578
Premium surplus (loss)	(4,123)	(2,705)	3,875
Shinhan Life Insurance Co., Ltd.
The result of liability adequacy test [Line Items]
Provisions for test	45,365,691	45,388,879	23,366,310
LAT base	27,840,831	33,219,924	20,471,725
Premium surplus (loss)	17,524,860	12,168,955	2,894,585
Shinhan Life Insurance Co., Ltd. | Variable type
The result of liability adequacy test [Line Items]
Provisions for test	147,988	109,753	165,259
LAT base	(1,104,320)	(1,437,388)	61,212
Premium surplus (loss)	1,252,308	1,547,141	104,047
Shinhan Life Insurance Co., Ltd. | Co reinsurance [Member]
The result of liability adequacy test [Line Items]
Provisions for test	240,720
LAT base	135,465
Premium surplus (loss)	105,255
Shinhan Life Insurance Co., Ltd. | Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test	1,388,054	1,371,625	598,793
LAT base	1,679,179	2,098,387	1,371,496
Premium surplus (loss)	(291,125)	(726,762)	(772,703)
Shinhan Life Insurance Co., Ltd. | Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test	2,082,019	2,099,040	915,382
LAT base	2,890,311	3,024,911	1,062,384
Premium surplus (loss)	(808,292)	(925,871)	(147,002)
Shinhan Life Insurance Co., Ltd. | Non-Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test	20,382,784	18,749,426	7,230,482
LAT base	6,245,441	8,155,797	4,222,670
Premium surplus (loss)	14,137,343	10,593,629	3,007,812
Shinhan Life Insurance Co., Ltd. | Non-Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test	21,124,126	23,059,035	14,456,394
LAT base	17,994,755	21,378,217	13,753,963
Premium surplus (loss)	3,129,371	1,680,818	702,431
Orange Life Insurance Co., Ltd.
The result of liability adequacy test [Line Items]
Provisions for test			21,156,900
LAT base			15,792,778
Premium surplus (loss)			5,364,122
Orange Life Insurance Co., Ltd. | Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test			745,614
LAT base			793,719
Premium surplus (loss)			(48,105)
Orange Life Insurance Co., Ltd. | Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test			1,174,807
LAT base			1,698,984
Premium surplus (loss)			(524,177)
Orange Life Insurance Co., Ltd. | Non-Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test			10,061,004
LAT base			5,850,160
Premium surplus (loss)			4,210,844
Orange Life Insurance Co., Ltd. | Non-Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test			9,190,507
LAT base			8,998,793
Premium surplus (loss)			191,714
Orange Life Insurance Co., Ltd. | Non-Participating | Performance allocation type
The result of liability adequacy test [Line Items]
Provisions for test			(15,032)
LAT base			(1,548,878)
Premium surplus (loss)			1,533,846
LongTerm [Member]
The result of liability adequacy test [Line Items]
Provisions for test	16	12	0
LAT base	2,627	2,496	(1,610)
Premium surplus (loss)	(2,611)	(2,484)	1,610
General Insurance [Member]
The result of liability adequacy test [Line Items]
Provisions for test	85,187	53,442	21,453
LAT base	86,699	53,663	19,188
Premium surplus (loss)	₩ (1,512)	₩ (221)	₩ 2,265